Supplement dated Sept. 30, 2010 to each prospectus listed below, each as supplemented

		Prospectus	Prospectus
Fund	Class(es)	Material Number	Effective Date

Columbia Emerging Markets Opportunity Fund	(A, B, C, I, R, R4, R5)	S-6354-99 W	12/30/2009
	(W)	S-6589-99 A	09/27/2010
	(Z)	S-6590-99 A	09/27/2010

For the prospectus dated Dec. 30, 2009:

The portfolio managers responsible for the Fund’s day-to-day portfolio management, as described in the Fund’s prospectus under the caption “Fund Management and Compensation — Investment Manager — Threadneedle” is superseded and replaced as follows:

Portfolio Managers.  The portfolio managers responsible for the day-to-day management of the Fund are:

Vanessa Donegan, Portfolio Manager

•	Managed the Fund since Sept. 2010.
•	Head of Asia and Global Emerging Markets Equities.
•	Joined Threadneedle in 1994 as Executive Director.
•	Began investment career in 1981.
•	BA, Oxford University.

Rafael Polatinsky, CFA, Portfolio Manager

•	Managed the Fund since Sept. 2010.
•	Joined Threadneedle in 2007 as Investment Analyst/Fund Manager.
•	Began investment career in 2004 as Investment Adviser with WestLB.
•	Bachelor of Accounting and Bachelor of Commerce, University of Witwatersrand, Johannesburg.

The rest of this section remains the same.

For the prospectuses dated Sept. 27, 2010:

The information in the “Summary of the Fund” under the caption “Fund Management” is hereby revised and replaced with the following:

Investment Manager:  Columbia Management Investment Advisers, LLC

Subadviser:  Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager.

Portfolio Manager	Title	Managed Fund Since

Vanessa Donegan	Portfolio Manager	Sept. 2010
Rafael Polatinsky, CFA	Portfolio Manager	Sept. 2010

S-6354-6 A (9/10)

The portfolio managers responsible for the Fund’s day-to-day portfolio management, as described in the Fund’s prospectus in the “More About the Fund” section under the caption “Fund Management and Compensation — Threadneedle” is superseded and replaced as follows:

Vanessa Donegan, Portfolio Manager

•	Managed the Fund since Sept. 2010.

•	Head of Asia and Global Emerging Markets Equities.

•	Joined Threadneedle in 1994 as Executive Director.

•	Began investment career in 1981.

•	BA, Oxford University.

Rafael Polatinsky, CFA, Portfolio Manager

•	Managed the Fund since Sept. 2010.

•	Joined Threadneedle in 2007 as Investment Analyst/Fund Manager.

•	Began investment career in 2004 as Investment Adviser with WestLB.

•	Bachelor of Accounting and Bachelor of Commerce, University of Witwatersrand, Johannesburg.

The rest of this section remains the same.

S-6354-6 A (9/10)